Convertible Preference Share Liabilities - Schedule of Convertible Preference Share Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Convertible Preference Share Liabilities [Abstract]
Balance at beginning		18,000
Balance at beginning		$ 7,767,238
Convertible preference share liabilities issued		10,000
Convertible preference share liabilities issued		$ 6,007,337
Convertible preference share liabilities exercised		(13,114)
Convertible preference share liabilities exercised		$ (6,855,259)
Change in fair value
Change in fair value		$ 7,651,652
Balance at ending		14,886
Balance at ending		$ 14,570,968